JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 64.5%
ANZ Group Holdings Ltd.	8,977,057	234,616,117
APA Group (a)	3,962,094	28,342,489
Aristocrat Leisure Ltd.	1,803,218	81,045,758
ASX Ltd. (a)	579,391	22,349,270
BHP Group Ltd. (a)	15,158,187	638,926,037
BlueScope Steel Ltd.	1,311,477	30,080,388
Brambles Ltd.	4,036,405	55,410,575
Coles Group Ltd.	4,005,921	67,671,957
Commonwealth Bank of Australia	5,011,964	626,519,702
Computershare Ltd.	1,637,680	47,055,612
CSL Ltd.	1,445,854	125,008,901
Evolution Mining Ltd. (a)	6,073,139	48,155,908
Fortescue Ltd.	4,746,022	61,585,609
Goodman Group, REIT	5,826,456	121,300,609
GPT Group (The), REIT	5,727,735	20,630,624
Insurance Australia Group Ltd.	7,034,313	41,911,792
Lottery Corp. Ltd. (The) (a)	6,661,916	26,101,305
Macquarie Group Ltd.	1,087,498	193,051,385
Medibank Pvt Ltd.	8,242,954	29,878,580
National Australia Bank Ltd.	9,145,551	264,818,228
Northern Star Resources Ltd.	4,143,089	57,418,294
Orica Ltd.	1,332,778	21,771,766
Origin Energy Ltd.	5,156,330	38,901,532
Pro Medicus Ltd.	164,761	18,743,033
Qantas Airways Ltd.	2,219,265	15,443,903
QBE Insurance Group Ltd.	4,471,726	77,561,034
REA Group Ltd. (a)	152,632	17,237,414
Rio Tinto Ltd.	1,111,072	132,419,509
Santos Ltd.	9,215,351	51,179,756
Scentre Group, REIT	15,535,210	42,652,164
SGH Ltd.	596,912	18,459,939
Sigma Healthcare Ltd. (a)	17,897,527	36,904,637
Sonic Healthcare Ltd.	1,431,950	21,915,281
South32 Ltd.	13,399,308	42,718,385
Stockland, REIT	7,270,820	21,764,270
Suncorp Group Ltd.	3,235,883	43,538,009
Telstra Group Ltd. (a)	11,771,839	41,559,001
Transurban Group (a)	9,338,959	96,982,847
Vicinity Ltd., REIT	11,055,557	20,777,221
Washington H Soul Pattinson & Co. Ltd. (a)	759,607	24,652,928
Wesfarmers Ltd.	3,396,491	212,740,372
Westpac Banking Corp. (a)	10,220,054	271,008,036
WiseTech Global Ltd. (a)	577,640	14,888,631
Woodside Energy Group Ltd.	5,683,107	133,012,797
Woolworths Group Ltd. (a)	3,656,297	102,031,286
		4,340,742,891

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — 1.7%
3SBio, Inc. * (b)	5,647,500	12,060,588
Budweiser Brewing Co. APAC Ltd. (a) (b)	5,073,500	4,250,134
Sino Biopharmaceutical Ltd.	28,270,000	18,137,641
Wharf Holdings Ltd. (The)	2,856,000	7,150,409
Wilmar International Ltd.	6,015,600	18,396,319
Wuxi Biologics Cayman, Inc. * (b)	10,872,000	53,658,814
		113,653,905
Hong Kong — 14.7%
AIA Group Ltd.	31,323,800	315,772,042
CK Asset Holdings Ltd.	5,609,500	34,167,581
CK Infrastructure Holdings Ltd.	1,835,000	14,636,959
CLP Holdings Ltd.	5,420,500	53,892,480
Henderson Land Development Co. Ltd.	3,986,700	14,453,255
HKT Trust & HKT Ltd.	10,684,000	18,086,374
Hong Kong & China Gas Co. Ltd.	32,662,789	29,240,935
Hong Kong Exchanges & Clearing Ltd.	3,571,000	186,059,281
Link, REIT	7,779,100	38,774,872
MTR Corp. Ltd. (a)	4,722,000	19,922,927
Power Assets Holdings Ltd.	4,083,500	30,742,384
Sino Land Co. Ltd.	11,204,000	15,260,319
Sun Hung Kai Properties Ltd.	3,958,000	62,120,221
Swire Pacific Ltd., Class A	1,016,500	12,908,955
Swire Pacific Ltd., Class B	2,175,000	4,147,285
Swire Properties Ltd.	2,881,000	8,774,296
Techtronic Industries Co. Ltd.	4,276,500	71,845,010
WH Group Ltd. (b)	23,347,191	25,120,834
Wharf Real Estate Investment Co. Ltd.	4,252,000	14,380,200
Zijin Gold International Co. Ltd.	1,202,200	18,179,309
		988,485,519
Indonesia — 0.6%
Jardine Matheson Holdings Ltd.	589,500	39,151,619
Macau — 0.6%
Galaxy Entertainment Group Ltd.	6,193,000	27,007,653
Sands China Ltd.	6,078,579	11,399,178
		38,406,831
New Zealand — 1.1%
Auckland International Airport Ltd.	4,594,582	23,557,389
Fisher & Paykel Healthcare Corp. Ltd.	1,651,474	39,497,993
Meridian Energy Ltd.	3,900,319	13,078,877
		76,134,259
Singapore — 15.3%
CapitaLand Ascendas, REIT	12,429,928	24,896,872
CapitaLand Integrated Commercial Trust, REIT	18,484,377	35,873,322
CapitaLand Investment Ltd.	6,584,500	13,645,372
DBS Group Holdings Ltd.	6,097,200	351,788,590
Genting Singapore Ltd.	17,055,000	8,441,387

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Jardine Cycle & Carriage Ltd.	177,800	4,074,621
Keppel Ltd.	4,237,800	37,847,618
Oversea-Chinese Banking Corp. Ltd.	9,752,000	221,499,349
Singapore Airlines Ltd.	4,371,200	26,221,975
Singapore Exchange Ltd.	2,454,300	46,789,284
Singapore Technologies Engineering Ltd.	4,673,100	36,720,232
Singapore Telecommunications Ltd.	24,560,300	84,976,146
United Overseas Bank Ltd.	3,936,700	133,135,635
		1,025,910,403
United Kingdom — 1.1%
CK Hutchison Holdings Ltd.	7,983,000	74,794,968
Total Common Stocks (Cost $5,191,743,436)		6,697,280,395
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $21,425,517)	21,425,517	21,425,517
Total Investments — 99.9% (Cost $5,213,168,953)		6,718,705,912
Other Assets in Excess of Liabilities — 0.1%		9,051,711
NET ASSETS — 100.0%		6,727,757,623

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $18,905,199.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	31.3%
Metals & Mining	15.3
Insurance	7.6
Capital Markets	6.7
Broadline Retail	3.2
Oil, Gas & Consumable Fuels	2.7
Industrial Conglomerates	2.6
Real Estate Management & Development	2.5
Consumer Staples Distribution & Retail	2.5
Hotels, Restaurants & Leisure	2.3
Industrial REITs	2.2
Diversified Telecommunication Services	2.1
Electric Utilities	2.0
Biotechnology	2.0
Transportation Infrastructure	1.8
Retail REITs	1.5
Diversified REITs	1.2
Machinery	1.1
Others (each less than 1.0%)	9.1
Short-Term Investments	0.3
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	297	08/28/2026	SGD	11,974,256	127,282
SPI 200 Index	99	09/17/2026	AUD	15,461,337	93,055
					220,337

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$6,697,280,395	$—	$6,697,280,395
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	21,425,517	—	—	21,425,517
Total Investments in Securities	$21,425,517	$6,697,280,395	$—	$6,718,705,912

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$220,337	$—	$—	$220,337
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$19,372,222	$110,359,461	$108,306,166	$—	$—	$21,425,517	21,425,517	$549,132	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.